ASSET ACQUISITION OF STAR BUDS INTERNATIONAL INC (Details Narrative) - Star Buds International Inc - CAD ($)				1 Months Ended
	Jan. 06, 2021	May 08, 2020	Apr. 08, 2020	Jul. 27, 2020
Statement [Line Items]
Common shares issuable description on each additional lease assignment			agreed to issue 3,000,000 common shares of the Company for each additional lease assignment in Alberta to the Company, up to a maximum of 6,000,000 common shares of the Company
Common shares issuable description for the opening of each retail store			agreed to issue 3,000,000 common shares of the Company for the opening of each retail store, up to a maximum of 15,000,000 common shares of the Company
Common shares issued on closing date			12,500,000
Proceeds from issuance of promissory note			$ 527,967
Interest rate			6.00%
Fair value of the promissory notes			$ 381,093
Additional promissory notes description			agreed to issue two additional three-year promissory notes in amounts $222,500 and $196,832 upon obtaining assignment of two specific leases to the Company. Such additional notes to have same terms as the Closing Promissory Note. The fair values of the promissory notes were determined to be $160,603 and $142,075
Contingently issuables shares	9,000,000	6,000,000	21,000,000	6,000,000
Fair value of Contingently issuable shares	$ 1,530,000	$ 1,020,000	$ 3,570,000	$ 1,020,000